Non-financial assets and liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2026	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Changes in intangible assets [abstract]
Opening net book amount			$ 571,826	$ 575,736
Additions			2,065	50
Disposals			(1,360)
Reclassifications				0
Exchange differences			19	(1)
Amortization charge			(6,180)	(3,959)
Closing net book amount			$ 566,370	$ 571,826	$ 575,736
Ordinary shares | Private placement of shares
Changes in intangible assets [abstract]
Placement of shares for acquisition of intangible asset (in shares)	1,260,589		1,260,589	0	0
Cost
Changes in intangible assets [abstract]
Opening net book amount			$ 651,226
Closing net book amount			651,949	$ 651,226
Accumulated amortization
Changes in intangible assets [abstract]
Opening net book amount			(17,481)
Closing net book amount			(23,660)	(17,481)
Accumulated impairment
Changes in intangible assets [abstract]
Opening net book amount			(61,919)
Closing net book amount			(61,919)	(61,919)
Goodwill
Changes in intangible assets [abstract]
Opening net book amount			134,453	134,453
Exchange differences			0	0
Closing net book amount			134,453	134,453	$ 134,453
Goodwill | Cost
Changes in intangible assets [abstract]
Opening net book amount			134,453
Closing net book amount			134,453	134,453
Goodwill | Accumulated amortization
Changes in intangible assets [abstract]
Opening net book amount			0
Closing net book amount			0	0
Goodwill | Accumulated impairment
Changes in intangible assets [abstract]
Opening net book amount			0
Closing net book amount			0	0
Acquired licenses to patents
Changes in intangible assets [abstract]
Opening net book amount			1,655	1,626
Additions			2,065	50
Disposals			(1,360)
Reclassifications				0
Exchange differences			18	(1)
Amortization charge			(54)	(20)
Closing net book amount			2,324	1,655	1,626
Acquired licenses to patents | Cost
Changes in intangible assets [abstract]
Opening net book amount			3,077
Closing net book amount			3,800	3,077
Acquired licenses to patents | Accumulated amortization
Changes in intangible assets [abstract]
Opening net book amount			(1,422)
Closing net book amount			(1,476)	(1,422)
Acquired licenses to patents | Accumulated impairment
Changes in intangible assets [abstract]
Opening net book amount			0
Closing net book amount			0	0
In-process research and development acquired
Changes in intangible assets [abstract]
Opening net book amount			325,081	427,779
Additions			0	0
Disposals			0
Reclassifications			(102,700)	(102,698)
Exchange differences			0	0
Amortization charge			0	0
Closing net book amount			325,081	325,081	427,779
In-process research and development acquired | Cost
Changes in intangible assets [abstract]
Opening net book amount			387,000
Closing net book amount			387,000	387,000
In-process research and development acquired | Accumulated amortization
Changes in intangible assets [abstract]
Opening net book amount			0
Closing net book amount			0	0
In-process research and development acquired | Accumulated impairment
Changes in intangible assets [abstract]
Opening net book amount			(61,919)
Closing net book amount			(61,919)	(61,919)
Currently marketed products
Changes in intangible assets [abstract]
Opening net book amount			110,637	11,878
Additions			0	0
Disposals			0
Reclassifications		$ 102,700	102,700	102,698
Exchange differences			1	0
Amortization charge			(6,126)	(3,939)
Closing net book amount			$ 104,512	110,637	$ 11,878
Useful life measured as period of time, intangible assets other than goodwill			21 years
Currently marketed products | Cost
Changes in intangible assets [abstract]
Opening net book amount			$ 126,696
Closing net book amount			126,696	126,696
Currently marketed products | Accumulated amortization
Changes in intangible assets [abstract]
Opening net book amount			(16,059)
Closing net book amount			(22,184)	(16,059)
Currently marketed products | Accumulated impairment
Changes in intangible assets [abstract]
Opening net book amount			0
Closing net book amount			$ 0	$ 0